Lease Arrangements (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
Dec. 31, 2014
Future minimum revenue expected to be earned
2015	$ 536,022
2016	519,260
2017	489,215
2018	445,822
2019	410,552
2020 and thereafter	1,288,014
Total future revenue	$ 3,688,885
Lease Arrangements
Term of periodic drydocking and special survey maintenance per vessel	2 years 6 months
Term of periodic drydocking and special survey maintenance per vessel for vessels less than 15 years old	5 years
Minimum
Lease Arrangements
Period of drydocking and special survey maintenance carried out on vessels	10 days
Maximum
Lease Arrangements
Age of vessels for which drydocking and special survey maintenance is carried out every 5 years	15 years
Period of drydocking and special survey maintenance carried out on vessels	15 days